Average Annual Total Returns	Optimum Large Cap Growth Fund Russell 1000 Growth Index 1 year	Optimum Large Cap Growth Fund Russell 1000 Growth Index 5 years	Optimum Large Cap Growth Fund Russell 1000 Growth Index 10 years	Optimum Large Cap Growth Fund Class A 1 year	Optimum Large Cap Growth Fund Class A 5 years	Optimum Large Cap Growth Fund Class A 10 years	Optimum Large Cap Growth Fund Class C 1 year	Optimum Large Cap Growth Fund Class C 5 years	Optimum Large Cap Growth Fund Class C 10 years	Optimum Large Cap Growth Fund Institutional Class 1 year	Optimum Large Cap Growth Fund Institutional Class 5 years	Optimum Large Cap Growth Fund Institutional Class 10 years	Optimum Large Cap Growth Fund Institutional Class After Taxes on Distributions 1 year	Optimum Large Cap Growth Fund Institutional Class After Taxes on Distributions 5 years	Optimum Large Cap Growth Fund Institutional Class After Taxes on Distributions 10 years	Optimum Large Cap Growth Fund Institutional Class After Taxes on Distributions and Sales 1 year	Optimum Large Cap Growth Fund Institutional Class After Taxes on Distributions and Sales 5 years	Optimum Large Cap Growth Fund Institutional Class After Taxes on Distributions and Sales 10 years	Optimum Large Cap Value Fund Russell 1000 Value Index 1 year	Optimum Large Cap Value Fund Russell 1000 Value Index 5 years	Optimum Large Cap Value Fund Russell 1000 Value Index 10 years	Optimum Large Cap Value Fund Class A 1 year	Optimum Large Cap Value Fund Class A 5 years	Optimum Large Cap Value Fund Class A 10 years	Optimum Large Cap Value Fund Class C 1 year	Optimum Large Cap Value Fund Class C 5 years	Optimum Large Cap Value Fund Class C 10 years	Optimum Large Cap Value Fund Insitutional Class 1 year	Optimum Large Cap Value Fund Insitutional Class 5 years	Optimum Large Cap Value Fund Insitutional Class 10 years	Optimum Large Cap Value Fund Insitutional Class After Taxes on Distributions 1 year	Optimum Large Cap Value Fund Insitutional Class After Taxes on Distributions 5 years	Optimum Large Cap Value Fund Insitutional Class After Taxes on Distributions 10 years	Optimum Large Cap Value Fund Insitutional Class After Taxes on Distributions and Sales 1 year	Optimum Large Cap Value Fund Insitutional Class After Taxes on Distributions and Sales 5 years	Optimum Large Cap Value Fund Insitutional Class After Taxes on Distributions and Sales 10 years	Optimum Small-Mid Cap Growth Fund Russell 2500 Growth Index 1 year	Optimum Small-Mid Cap Growth Fund Russell 2500 Growth Index 5 years	Optimum Small-Mid Cap Growth Fund Russell 2500 Growth Index 10 years	Optimum Small-Mid Cap Growth Fund Class A 1 year	Optimum Small-Mid Cap Growth Fund Class A 5 years	Optimum Small-Mid Cap Growth Fund Class A 10 years	Optimum Small-Mid Cap Growth Fund Class C 1 year	Optimum Small-Mid Cap Growth Fund Class C 5 years	Optimum Small-Mid Cap Growth Fund Class C 10 years	Optimum Small-Mid Cap Growth Fund Institutional Class 1 year	Optimum Small-Mid Cap Growth Fund Institutional Class 5 years	Optimum Small-Mid Cap Growth Fund Institutional Class 10 years	Optimum Small-Mid Cap Growth Fund Institutional Class After Taxes on Distributions 1 year	Optimum Small-Mid Cap Growth Fund Institutional Class After Taxes on Distributions 5 years	Optimum Small-Mid Cap Growth Fund Institutional Class After Taxes on Distributions 10 years	Optimum Small-Mid Cap Growth Fund Institutional Class After Taxes on Distributions and Sales 1 year	Optimum Small-Mid Cap Growth Fund Institutional Class After Taxes on Distributions and Sales 5 years	Optimum Small-Mid Cap Growth Fund Institutional Class After Taxes on Distributions and Sales 10 years	Optimum Small-Mid Cap Value Fund Russell 2500™ Value Index 1 year	Optimum Small-Mid Cap Value Fund Russell 2500™ Value Index 5 years	Optimum Small-Mid Cap Value Fund Russell 2500™ Value Index 10 years	Optimum Small-Mid Cap Value Fund Class A 1 year	Optimum Small-Mid Cap Value Fund Class A 5 years	Optimum Small-Mid Cap Value Fund Class A 10 years	Optimum Small-Mid Cap Value Fund Class C 1 year	Optimum Small-Mid Cap Value Fund Class C 5 years	Optimum Small-Mid Cap Value Fund Class C 10 years	Optimum Small-Mid Cap Value Fund Institutional Class 1 year	Optimum Small-Mid Cap Value Fund Institutional Class 5 years	Optimum Small-Mid Cap Value Fund Institutional Class 10 years	Optimum Small-Mid Cap Value Fund Institutional Class After Taxes on Distributions 1 year	Optimum Small-Mid Cap Value Fund Institutional Class After Taxes on Distributions 5 years	Optimum Small-Mid Cap Value Fund Institutional Class After Taxes on Distributions 10 years	Optimum Small-Mid Cap Value Fund Institutional Class After Taxes on Distributions and Sales 1 year	Optimum Small-Mid Cap Value Fund Institutional Class After Taxes on Distributions and Sales 5 years	Optimum Small-Mid Cap Value Fund Institutional Class After Taxes on Distributions and Sales 10 years	Optimum International Fund MSCI ACWI ex USA Index (net) 1 year	Optimum International Fund MSCI ACWI ex USA Index (net) 5 years	Optimum International Fund MSCI ACWI ex USA Index (net) 10 years	Optimum International Fund MSCI ACWI ex USA Index (gross) 1 year	Optimum International Fund MSCI ACWI ex USA Index (gross) 5 years	Optimum International Fund MSCI ACWI ex USA Index (gross) 10 years	Optimum International Fund Class A 1 year	Optimum International Fund Class A 5 years	Optimum International Fund Class A 10 years	Optimum International Fund Class C 1 year	Optimum International Fund Class C 5 years	Optimum International Fund Class C 10 years	Optimum International Fund Institutional Class 1 year	Optimum International Fund Institutional Class 5 years	Optimum International Fund Institutional Class 10 years	Optimum International Fund Institutional Class After Taxes on Distributions 1 year	Optimum International Fund Institutional Class After Taxes on Distributions 5 years	Optimum International Fund Institutional Class After Taxes on Distributions 10 years	Optimum International Fund Institutional Class After Taxes on Distributions and Sales 1 year	Optimum International Fund Institutional Class After Taxes on Distributions and Sales 5 years	Optimum International Fund Institutional Class After Taxes on Distributions and Sales 10 years	Optimum Fixed Income Fund Bloomberg Barclays US Aggregate Bond Index 1 year	Optimum Fixed Income Fund Bloomberg Barclays US Aggregate Bond Index 5 years	Optimum Fixed Income Fund Bloomberg Barclays US Aggregate Bond Index 10 years	Optimum Fixed Income Fund Class A 1 year	Optimum Fixed Income Fund Class A 5 years	Optimum Fixed Income Fund Class A 10 years	Optimum Fixed Income Fund Class C 1 year	Optimum Fixed Income Fund Class C 5 years	Optimum Fixed Income Fund Class C 10 years	Optimum Fixed Income Fund Institutional Class 1 year	Optimum Fixed Income Fund Institutional Class 5 years	Optimum Fixed Income Fund Institutional Class 10 years	Optimum Fixed Income Fund Institutional Class After Taxes on Distributions 1 year	Optimum Fixed Income Fund Institutional Class After Taxes on Distributions 5 years	Optimum Fixed Income Fund Institutional Class After Taxes on Distributions 10 years	Optimum Fixed Income Fund Institutional Class After Taxes on Distributions and Sales 1 year	Optimum Fixed Income Fund Institutional Class After Taxes on Distributions and Sales 5 years	Optimum Fixed Income Fund Institutional Class After Taxes on Distributions and Sales 10 years
Total	none	none	none	10.69%	20.41%	17.01%	15.57%	20.93%	16.85%	17.74%	22.14%	18.03%	14.01%	19.10%	15.46%	12.82%	17.31%	14.35%	none	none	none	19.49%	10.37%	10.90%	24.88%	10.85%	10.76%	27.17%	11.97%	11.88%	25.01%	10.86%	10.86%	17.57%	9.36%	9.65%	none	none	none	5.81%	20.64%	15.21%	10.75%	21.18%	15.06%	12.52%	22.38%	16.21%	4.02%	17.56%	12.92%	10.24%	16.79%	12.46%	none	none	none	21.36%	6.85%	8.41%	26.75%	7.30%	8.26%	29.11%	8.40%	9.35%	26.61%	6.96%	7.97%	17.90%	6.26%	7.29%	none	none	none	none	none	none	1.94%	8.55%	6.46%	6.42%	9.02%	6.32%	8.46%	10.12%	7.39%	4.48%	8.66%	6.52%	6.98%	7.89%	5.90%	none	none	none	(6.41%)	2.66%	2.28%	(3.76%)	2.86%	2.00%	(1.78%)	3.87%	3.03%	(2.59%)	2.61%	1.83%	(1.00%)	2.45%	1.82%